VISION GROUP OF FUNDS           ____________________________________

Supplement to the Combined Prospectuses dated February 15, 2001 and June 30, 2000 (Revised November 8, 2000)

A Special Meeting of Shareholders of the VISION Group of Funds ("Trust") will be held on June 28, 2001 at 2:00 p.m., Eastern time, at the Trust's principal place of business, 5800 Corporate Drive, Pittsburgh, PA 15237-7010. At this meeting, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on July 1, 2001. Shareholders will be notified if these changes are not approved. Please keep this supplement for your records.

1. To elect a Trustee of the Trust (all Funds);

2. To approve a policy to permit the Trust and the Investment Management Department of Manufacturers and Traders Trust Company, the Funds'
     investment adviser, to terminate, replace or add subadvisers or modify subadvisory agreements without shareholder approval (all Funds);

3. To approve the replacement of Martindale Andres & Co., Inc. ("Martindale") as the subadviser of the VISION Small Cap Stock Fund with LSV Asset Management (VISION Small Cap Stock Fund only);

4. To approve the replacement of Martindale as the subadviser of the VISION Small Cap Stock Fund with Mazama Capital Management, Inc. (VISION Small Cap Stock Fund only); and

5. To amend the VISION New York Tax-Free Money Market Fund's fundamental investment policy relating to investing in tax-exempt securities (VISION New York Tax-Free Money Market Fund only).

The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

For more information on the above changes, please request a copy of the Funds' proxy statement.

                                                                    May 31, 2001

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26534 (05/01)